Accounts receivable, net - Schedule of credit loss provision (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Balance as of January 1	¥ 8,875,133		¥ 13,845,960	¥ 12,573,550
Accounts Receivable, Provision (Reversal)	11,809,161	$ 1,663,286	(4,970,827)	2,182,083
Write offs	(520,224)			(909,673)
Balance as of December 31	¥ 20,164,070		¥ 8,875,133	¥ 13,845,960